UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

5/31

Date of reporting period:  8/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2010
Principal Amount ($)			Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 66.8%
	AGRICULTURE - 0.8%
3,000,000	Reynolds American, Inc. (a)		1.237	6/15/2011	$ 3,005,649

	AIRLINES - 0.9%
2,973,600	United Air Lines, Inc.		12.750	7/15/2012	3,308,130

	AUTO MANUFACTURERS - 1.1%
3,900,000	Daimler Finance North America LLC		5.875	3/15/2011	4,001,829

	AUTO PARTS & EQUIPMENT - 0.6%
2,000,000	Goodyear Tire & Rubber Co.		7.857	8/15/2011	2,122,500

	AUTOMOBILE ABS - 0.9%
100,000	Hertz Vehicle Financing LLC (b)		4.260	3/25/2014	104,926
3,000,000	Hertz Vehicle Financing LLC (b)		4.940	3/25/2016	3,050,222
					3,155,148
	BANKS - 22.8%
6,000,000	Bank of America NA (a)		0.817	6/15/2016	5,398,260
2,000,000	Citigroup, Inc. (a)		0.452	5/18/2011	1,994,620
6,000,000	Citigroup, Inc. (a)		0.715	11/5/2014	5,491,860
5,000,000	Citigroup, Inc. (a)		0.807	6/9/2016	4,231,550
5,000,000	Dexia Banque Internationale a Luxembourg SA (a)		0.753	7/5/2016	4,354,515
12,000,000	Fifth Third Bancorp (a)		0.959	12/20/2016	10,484,040
5,000,000	Goldman Sachs Group, Inc. (a)		0.988	3/22/2016	4,609,350
3,065,000	Goldman Sachs Group, Inc. (a)		1.135	9/29/2014	2,905,681
8,000,000	JPMorgan Chase & Co. (a)		0.958	2/26/2013	8,011,040
7,000,000	JPMorgan Chase & Co. (a)		4.000	8/17/2020	7,000,000
4,000,000	JPMorgan Chase Bank NA (a)		0.866	6/13/2016	3,665,160
1,000,000	Morgan Stanley (a)		0.780	1/9/2012	984,000
5,000,000	Morgan Stanley (a)		0.975	10/18/2016	4,321,650
5,000,000	National City Bank (a)		0.666	6/7/2017	4,479,450
2,000,000	Royal Bank Of Scotland NV (a)		1.237	3/9/2015	1,714,080
5,000,000	Royal Bank of Scotland PLC (a)		0.499	8/29/2017	4,047,345
1,000,000	USB Capital IX (a)		6.189	Perpetual	790,000
1,000,000	Wachovia Corp. (a)		0.447	3/1/2012	994,560
2,500,000	Wachovia Corp. (a)		0.815	10/28/2015	2,290,100
2,000,000	Wachovia Corp. (a)		0.896	10/15/2016	1,804,020
4,000,000	Wells Fargo Capital XV (a)		9.750		4,386,000
					83,957,281

	CHEMICALS - 0.8%
3,000,000	Nalco Co.		8.875	11/15/2013	3,078,750

	COAL - 0.8%
3,000,000	Bumi Capital Pte Ltd. (b)		12.000	11/10/2016	3,116,340

	COMMERCIAL SERVICES - 5.0%
10,375,000	Hertz Corp.		10.500	1/1/2016	11,062,344
7,000,000	National Money Mart Co.		10.375	12/15/2016	7,350,000
					18,412,344

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010
Principal Amount ($)			Coupon Rate (%)	Maturity	Value

	DIVERSIFIED FINANCIAL SERVICES - 10.8%
500,000	American Honda Finance Corp. (a,b)		1.289	6/20/2011	$ 501,955
5,000,000	American Honda Finance Corp. (a,b)		2.796	6/2/2011	5,083,200
2,000,000	BankBoston Capital Trust III (a)		1.287	6/15/2027	1,385,020
1,000,000	Bear Stearns Cos LLC		6.950	8/10/2012	1,107,270
5,000,000	Ford Motor Credit Co. LLC (a)		3.277	1/13/2012	4,925,000
6,000,000	General Electric Capital Corp. (a)		0.536	11/30/2016	5,319,480
2,000,000	General Electric Capital Corp. (a)		0.731	1/8/2016	1,842,640
4,500,000	General Electric Capital Corp. (a)		0.797	9/15/2014	4,303,800
4,000,000	General Electric Capital Corp. (a)		0.859	12/20/2016	3,624,080
1,000,000	General Electric Capital Corp.		5.720	8/22/2011	1,019,380
2,000,000	HSBC Finance Corp. (a)		0.727	6/1/2016	1,786,940
4,000,000	HSBC Finance Corp. (a)		0.768	4/24/2012	3,932,160
2,000,000	LBG Capital No.1 PLC		7.875	11/1/2020	1,870,000
4,396,000	MBNA Capital B (a)		1.266	2/1/2027	3,041,658
					39,742,583
	ELECTRIC - 0.5%
2,000,000	NRG Energy, Inc.		7.250	2/1/2014	2,052,500

	ENVIRONMENTAL CONTROL - 0.3%
1,000,000	Allied Waste North America, Inc.		6.500	11/15/2010	1,009,840

	FOOD - 0.3%
1,000,000	Kraft Foods, Inc.		5.625	11/1/2011	1,053,420

	GAS - 0.3%
1,200,000	Energen Corp.		7.625	12/15/2010	1,222,188

	HEALTHCARE-SERVICES - 1.0%
3,400,000	CHS/Community Health Systems, Inc.		8.875	7/15/2015	3,527,500

	INSURANCE - 7.7%
4,000,000	Aegon NV (a)		3.228	Perpetual	2,425,400
1,000,000	Ambac Financial Group, Inc. (a)		6.150	2/7/2087	27,500
1,000,000	Fidelity National Financial, Inc.		7.300	8/15/2011	1,033,390
1,513,000	First American Capital Trust I		8.500	4/15/2012	1,547,624
1,000,000	Hartford Financial Services Group, Inc.		5.250	10/15/2011	1,037,600
11,400,000	ING Capital Funding Trust III (a)		8.439	Perpetual	10,887,000
1,200,000	MBIA Insurance Corp. (a,b)		14.000	1/15/2033	558,000
2,500,000	MetLife, Inc. (a)		1.674	8/6/2013	2,516,675
2,000,000	Metropolitan Life Global Funding I (a,b)		2.437	6/10/2011	2,023,580
3,250,000	Principal Life Income Funding Trusts (a)		0.536	11/15/2010	3,251,560
2,000,000	Principal Life Income Funding Trusts (a)		0.598	11/8/2013	1,929,940
1,000,000	Unum Group		7.625	3/1/2011	1,031,260
					28,269,529
	IRON/STEEL - 1.1%
4,000,000	United States Steel Corp.		5.650	6/1/2013	4,140,000

	LEISURE TIME - 1.9%
6,800,000	Royal Caribbean Cruises Ltd.		8.750	2/2/2011	6,961,500

	MEDIA - 0.3%
1,000,000	CBS Corp.		6.625	5/15/2011	1,035,190

	MINING - 0.3%
1,000,000	Rio Tinto Alcan, Inc.		6.450	3/15/2011	1,028,870

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010
Principal Amount ($)			Coupon Rate (%)	Maturity	Value

	MISCELLANEOUS MANUFACTURING - 1.4%
5,000,000	Bombardier, Inc. (b)		8.000	11/15/2014	$ 5,212,500

	OIL & GAS - 3.1%
2,000,000	BP Capital Markets PLC		2.750	2/27/2012	1,980,560
2,000,000	BP Capital Markets PLC		5.250	11/7/2013	2,074,800
7,225,000	Tesoro Corp.		6.250	11/1/2012	7,405,625
					11,460,985
	PIPELINES - 0.3%
1,000,000	Kinder Morgan Finance Co. ULC		5.350	1/5/2011	1,008,750

	REITS - 0.2%
900,000	OnBoard Promissory Note (c,d)				900,000

	SOVEREIGN - 3.2%
3,600,000	Bolivarian Republic of Venezuela		8.250	10/13/2024	2,182,212
2,000,000	Venezuela Government International Bond		7.750	10/13/2019	1,274,700
9,000,000	Venezuela Government International Bond		10.750	9/19/2013	8,512,740
					11,969,652
	TELECOMMUNICATIONS - 0.4%
1,490,000	NII Capital Corp.		10.000	8/15/2016	1,655,763

	TOTAL BONDS & NOTES ( Cost - $242,677,216)				246,408,741

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
392,549	Federal Home Loan Mortgage Corp. Series 3107YO (e,f)		0.000	2/15/2036	350,975
203,017	Federal Home Loan Mortgage Corp. Series 3213OB (e,f)		0.000	9/15/2036	179,202
202,094	Federal Home Loan Mortgage Corp. Series 3213OH (e,f)		0.000	9/15/2036	177,505
5,000	United States Treasury STRIPS Coupon (g)		0.000	11/15/2015	4,625
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST -$717,657)				712,307

	CONVERTIBLE BONDS - 6.2%
2,435,000	Amgen, Inc. (a)		0.125	2/1/2011	2,435,000
4,000,000	Massey Energy Co.		3.250	8/1/2015	3,470,000
2,000,000	ProLogis		2.250	4/1/2037	1,915,000
11,950,000	Transocean, Inc.		1.500	12/15/2037	10,964,125
4,076,000	Vornado Realty Trust		3.625	11/15/2026	4,137,140
	TOTAL CONVERTIBLE BONDS (COST - $22,298,316)				22,921,265

Shares	AUCTION RATE PREFERRED STOCKS - 1.5%		Interest Rate (%)
18	BlackRock Floating Rate Income Trust, Ser. W7 (d,h)		1.505		450,000
114	Boulder Growth & Income Fund, Inc., Ser. M28 (d,h)		1.522		2,850,000
15	Eaton Vance Floating-Rate Income Trust Ser. D (d,h)		1.519		375,000
7	Eaton Vance Floating-Rate Income Trust Ser. E (d,h)		1.522		175,000
39	Eaton Vance Senior Floating-Rate Trust Ser. C (d,h)		0.362		975,000
27	Eaton Vance Senior Floating-Rate Trust Ser. D (d,h)		0.332		675,000
7	Neuberger Berman Real Estate Securities Income Fund Inc., Ser. H (d,h)		1.545		175,000
	TOTAL AUCTION RATE PREFERRED STOCKS ( Cost - $5,675,000)				5,675,000

	PREFERRED STOCKS - 0.0%
3,800	Federal National Mortgage Association Series 2008-1 (i)		8.75		1,748
200,000	Federal National Mortgage Association Series S (i)		8.25		69,000
	TOTAL PREFERRED STOCKS ( Cost - $2,039,455)				70,748

	SHORT-TERM INVESTMENTS - 37.9%
	MONEY MARKET FUND- 24.3%
89,426,359	Fifth Third U.S. Treasury Money Market Fund, 0.05% (a)				89,426,359

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010
Principal Amount ($)			Coupon Rate (%)	Maturity	Value

	U.S. GOVERNMENT- 13.6%
10,000,000	United States Treasury Bill		0.061	9/2/2010	$ 9,999,966
10,000,000	United States Treasury Bill		0.092	9/9/2010	9,999,744
10,000,000	United States Treasury Bill		0.137	9/16/2010	9,999,354
10,000,000	United States Treasury Bill		0.135	9/23/2010	9,999,099
10,000,000	United States Treasury Bill		0.143	9/30/2010	9,998,772
					49,996,935

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $139,423,294)				139,423,294

	TOTAL INVESTMENTS - 112.6% ( Cost - $412,830,938) (j)				$ 415,211,355
	OTHER LIABILITIES LESS ASSETS - (12.6) %				(46,549,593)
	NET ASSETS - 100.0%				$ 368,661,762

STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at August 31, 2010.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2010, these securities amounted to $19,650,723 or 5.3% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	The Advisor has determined these securities to be illiquid.
(e)	Collateralized mortgage obligation (CMO)
(f)	Principal only bond - non income producing
(g)	Zero coupon security. Payment received at maturity.
(h)	Rate shown represents the interest rate as of August 31, 2010.
(i)	Non income producing security
(j)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation				$ 6,821,652
	Unrealized depreciation				(4,441,235)
	Net unrealized appreciation				$ 2,380,417

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2010 for the Fund’s assets and liabilities

Assets	Level 1	Level 2	Level 3		Total
Bonds & Notes	$ -	$ 245,508,741	$ 900,000		$ 246,408,741
Convertible Bonds		$ 22,921,265			$ 22,921,265
Auction Rate Preferred Stock	$ -	$ 5,675,000	$ -		$ 5,675,000
Preferred Stock	$ 70,748	$ -	$ -		$ 70,748
U.S Government	$ -	$ 712,307	$ -		$ 712,307
Short Term Investments	$ -	$ 139,423,294	$ -		$ 139,423,294
Total	$ 70,748	$ 414,240,607	$ 900,000		$ 415,211,355

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Bonds & Notes	Total
Beginning balance	$ -	$ -
Total realized gain (loss)	$ -	$ -
Change in unrealized appreciation (depreciation)	$ -	$ -
Cost of purchases	$ 900,000	$ 900,000
Proceeds from sales	$ -	$ -
Accrued interest	$ -	$ -
Net transfers in/out of level 3	$ -	$ -
Ending balance	$ 900,000	$ 900,000

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2009 includes:
	$ -	$ -

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2010
Principal Amount ($)			Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 13.9%
	HEALTHCARE-SERVICES - 4.6%
60,000	Community Health Systems, Inc.		8.8750	7/15/2015	$ 62,250

	INSURANCE - 4.9%
70,000	ING Capital Funding Trust III (a)		8.4390	Perpetual	66,850

	SOVEREIGN - 4.4%
100,000	Bolivarian Republic of Venezuela		8.2500	10/13/2024	60,617

	TOTAL BONDS & NOTES ( Cost - $195,841)				189,717

	SHORT-TERM INVESTMENTS - 66.5%
	MONEY MARKET FUND- 66.5%
907,229	Fifth Third U.S. Treasury Money Market Fund, 0.05% (a)
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $907,229)				907,229

	TOTAL INVESTMENTS - 80.4% ( Cost - $1,103,070) (b)				$ 1,096,946
	OTHER ASSETS LESS LIABILITIES - 19.6%				267,826
	NET ASSETS - 100.0%				$ 1,364,772

(a)	Variable rate security; the rate shown represents the rate at August 31, 2010.
(b)					Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation				$ 9
	Unrealized depreciation				(6,133)
	Net unrealized depreciation				$ (6,124)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2010 (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3		Total
Bonds & Notes	$ -	$ 189,717	$ -		$ 189,717
Money Market	$ -	$ 907,229	$ -		$ 907,229
Total	$ -	$ 1,096,946	$ -		$ 1,096,946

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/26/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/26/10